General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - CAD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
General And Administrative Expenses
Consulting fees	$ 81	$ 93
Professional fees	9	26
Management fees	188	178
Investor relations	16	34
Filing fees	11	19
Salaries and benefits	131	87
General office expenses	99	103
Total	$ (535)	$ (540)